Commitments - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 165
2020	165
2021	168
2022	171
2023	175
Thereafter	238
Total future minimum rental payments due	$ 1,082